Available For Sale Financial Assets_Details of Availableforsale financial assets (Details) $ in Thousands, ₩ in Millions	12 Months Ended
	Dec. 31, 2017 KRW (₩)	Dec. 31, 2016 KRW (₩)	Dec. 31, 2017 USD ($)
Inter segment transaction [Line Items]
Amortized cost	₩ 14,936,359	₩ 20,307,054
Unrealized gains	459,955	581,672
Unrealized losses	(43,364)	(71,143)
Fair value	15,352,950	20,817,583	$ 14,383,232
Debt securities
Inter segment transaction [Line Items]
Amortized cost	13,086,323	15,976,283
Unrealized gains	9,669	118,189
Unrealized losses	(37,004)	(46,163)
Fair value	13,058,988	16,048,309
Korean treasury and government agencies
Inter segment transaction [Line Items]
Amortized cost	2,338,760	3,778,688
Unrealized gains	1,193	13,700
Unrealized losses	(9,386)	(3,758)
Fair value	2,330,567	3,788,630
Financial institutions
Inter segment transaction [Line Items]
Amortized cost	5,225,921	6,310,517
Unrealized gains	1,504	7,585
Unrealized losses	(10,159)	(3,904)
Fair value	5,217,266	6,314,198
Corporates
Inter segment transaction [Line Items]
Amortized cost	2,727,016	4,336,195
Unrealized gains	3,851	93,957
Unrealized losses	(5,635)	(20,966)
Fair value	2,725,232	4,409,186
Asset-backed securities
Inter segment transaction [Line Items]
Amortized cost	309,518	250,630
Unrealized losses	(1,337)	(1,427)
Fair value	308,181	249,203
Bond denominated in foreign currencies
Inter segment transaction [Line Items]
Amortized cost	2,449,954	1,226,893
Unrealized gains	3,100	1,076
Unrealized losses	(10,475)	(16,105)
Fair value	2,442,579	1,211,864
Other debt securities
Inter segment transaction [Line Items]
Amortized cost	35,154	73,360
Unrealized gains	21	1,871
Unrealized losses	(12)	(3)
Fair value	35,163	75,228
Equity securities
Inter segment transaction [Line Items]
Amortized cost	982,393	1,034,299
Unrealized gains	430,921	420,038
Unrealized losses	(2,236)	(724)
Fair value	1,411,078	1,453,613
Beneficiary certificates
Inter segment transaction [Line Items]
Amortized cost	697,655	2,802,847
Unrealized gains	18,701	40,405
Unrealized losses	(3,728)	(21,170)
Fair value	712,628	2,822,082
Securities loaned
Inter segment transaction [Line Items]
Amortized cost	169,988	493,625
Unrealized gains	664	3,040
Unrealized losses	(396)	(3,086)
Fair value	₩ 170,256	₩ 493,579